SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2021
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
SHAREHOLDERS' EQUITY	SHAREHOLDERS' EQUITYThe Company’s authorized share capital amounts to US$10.0 million (€8.8 million, exchange rate (EUR:US$) equals 1:1.1334) and is divided into 880,000,000 ordinary shares with a nominal value of €0.01 each. At December 31, 2021 all 648,749,282 (2020: 638,821,000) shares outstanding have been fully paid-up. Other reserves include those reserves related to currency translation, share-based compensation expenses and other equity-settled transactions.